Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) yr shares	Dec. 31, 2016 CAD ($) yr shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted | $ / shares				$ 5.85		$ 4.81
Total fair value of options issued			$ 2		$ 4
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price	$ 27.37	$ 23.37
Expected dividend yield	1.15%	1.15%
Expected volatility	36.00%	35.00%
Risk-free interest rate	0.94%	0.63%
Expected option life, in years | yr	2.5	2.5
Weighted average fair value per option granted | $ / shares				$ 5.85		$ 4.81
Number of options issued during the period | shares	508,360	1,159,900
Total fair value of options issued			$ 2,236		$ 4,295